SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Prepaid Expenses And Other Current Assets
Prepaid services with Fetch Compute	$ 1,241,690
VAT receivable	747,890	542,840
Prepaid insurance	43,220	151,096
Security deposits	32,541	17,553
Prepaid software	19,194	12,685
Advanced payments to providers	8,418	67,973
Prepaid expenses and other current assets	$ 2,092,953	$ 792,147